Derivative financial instruments and hedging activities - Summary of Replacement Cost of Derivative Instruments by Risk Rating and by Counterparty Type (Detail) - CAD ($) $ in Millions	Oct. 31, 2025	Oct. 31, 2024
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	$ 180,353	$ 153,233
Impact of master netting agreements and applicable margins	146,315	120,482
Replacement cost (after netting agreements)	34,038	32,751
Banks [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	75,797	75,119
Impact of master netting agreements and applicable margins	74,434	73,763
Replacement cost (after netting agreements)	1,363	1,356
OECD Governmemnts [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	44,072	24,655
Impact of master netting agreements and applicable margins	43,386	24,289
Replacement cost (after netting agreements)	686	366
Other Counterparties [Member]
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	60,484	53,459
Impact of master netting agreements and applicable margins	28,495	22,430
Replacement cost (after netting agreements)	31,989	31,029
Risk rating AAA, AA [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	28,649	31,561
Impact of master netting agreements and applicable margins	15,681	18,644
Replacement cost (after netting agreements)	12,968	12,917
Risk rating A [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	85,952	77,933
Impact of master netting agreements and applicable margins	76,267	67,995
Replacement cost (after netting agreements)	9,685	9,938
Risk rating BBB [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	28,251	25,206
Impact of master netting agreements and applicable margins	21,738	19,046
Replacement cost (after netting agreements)	6,513	6,160
Risk rating BB or lower [member]
Disclosure of fair value of derivative instruments [line items]
Gross positive fair values	37,501	18,533
Impact of master netting agreements and applicable margins	32,629	14,797
Replacement cost (after netting agreements)	$ 4,872	$ 3,736